Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000057839
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%	6.16%	5.24%
Without Sales Load [Member] | C000092115
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%	6.05%	5.12%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	6.21%	5.66%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	6.21%	5.66%